Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The following presents the net assets reported as assets held for sale on:

December 31, 2014
Cash and cash equivalents	$35,772
Restricted cash	544,233
Land and land improvements	1,836,400
Buildings and improvements	21,204,047
Real estate assets before accumulated depreciation	23,040,447
Accumulated depreciation	(10,583,647)
Net real estate assets	12,456,800
Other assets	167,210
Total assets from discontinued operations	13,204,015
Accounts payable and accrued expenses	503,743
Mortgage payable	-
Total liabilities from discontinued operations	503,743
Net assets of discontinued operations	$12,700,272

The following presents the revenues, expenses and income from discontinued operations:

	2015	2014	2013
Rental revenues	$2,952,383	$3,180,680	$3,802,805
Expenses	2,394,074	3,127,907	3,648,937
Income from continuing operations of the discontinued operations	558,309	52,773	153,868
Gain on sale of discontinued operations	3,163,088	-	3,177,183
Net income from discontinued operations	$3,721,397	$52,773	$3,331,051